The Caldwell & Orkin Funds, Inc.
5185 Peachtree Parkway, Suite 370
Norcross, GA 30092-6541

August 30, 2017

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Caldwell & Orkin Funds, Inc. (the “Company”)
File Nos. 033-35156 and 811-06113

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Company that (i) the form of prospectus and form of Statement of Additional Information that the Company would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 42 to the Company’s Registration Statement on Form N-1A constituting the most recent amendment to the Company’s Registration Statement on Form N-1A relating to the Caldwell & Orkin Market Opportunity Fund; and (ii) the text of Post-Effective Amendment No. 42 to the Company’s Registration Statement on Form N-1A was filed electronically with the U.S. Securities and Exchange Commission on August 25, 2017, with an effective date of August 28, 2017, with regard to the Caldwell & Orkin Market Opportunity Fund.

Should you have any questions or comments regarding the filing, please do not hesitate to contact me at 513-587-3433.

Sincerely,

/s/ Benjamin V. Mollozzi

Benjamin V. Mollozzi
Secretary

cc:	Reinaldo Pascual, Esq.